Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Cash
Schedule of cash
	December 31,
	2018	2017
	USD in thousands

Cash for immediate withdrawal - in NIS	$247	$93
Cash for immediate withdrawal - in USD	1,238	9,102

	$1,485	$9,195